Segment information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment information
Segment information

Operating segments

The Company provides drilling and related services to the offshore oil and gas industry. Our business has been organized into three operating segments: (1) Floaters, which includes drillships and semi-submersible rigs, (2) jack-up rigs and (3) other, which consists primarily of rig management services. The Company presents the following two reportable segments:

•
Floaters: Services encompassing drilling, completion and maintenance of offshore exploration and production wells. The drilling contracts relate to semi-submersible rigs and drillships for harsh and benign environments in mid-, deep- and ultra-deep waters.

•
Jack-up rigs: Services encompassing drilling, completion and maintenance of offshore exploration and production wells. The drilling contracts relate to jack-up rigs for operations in harsh and benign environment.

Segment results are evaluated on the basis of operating income, and the information given below is based on information used for internal management reporting.

In prior periods, the company reported a tender rigs segment, which related to services encompassing drilling, completion and maintenance of offshore production wells in Southeast Asia, West Africa and the Americas. In these periods, the Company had drilling contracts related to self-erecting tender rigs and semi-submersible tender rigs. Following the sale of the majority of the tender rig business to SapuraKencana, which closed on April 30, 2013, and further the deconsolidation of Seadrill Partners LLC (“Seadrill Partners”) as of January 2, 2014, the Company no longer has any drilling contracts in the tender rig segment. Accordingly, the Company did not report this segment for the years ended December 31, 2015 and December 31, 2014. The Company however provides management services to Seadrill Partners and SeaMex which are recognized within the Other segment.

Revenues

(In US$ millions)	2015	2014	2013
Floaters	2,906	3,360	3,698
Jack-up rigs	1,293	1,478	1,175
Tender Rigs	—	—	382
Other	136	159	27
Total	4,335	4,997	5,282

Depreciation and amortization

(In US$ millions)	2015	2014	2013
Floaters	571	508	531
Jack-up rigs	208	185	163
Tender Rigs	—	—	17
Total	779	693	711

Operating income – net income

(In US$ millions)	2015	2014	2013
Floaters	340	1,992	1,472
Jack-up Rigs	664	275	450
Tender Rigs	—	—	176
Other	15	12	—
Operating income	1,019	2,279	2,098
Unallocated items:
Total financial items and other	(1,561)	1,827	842
Income tax expense	(208)	(19)	(154)
Net income	(750)	4,087	2,786

Drilling Units and Newbuildings - Total assets

(In US$ millions)	2015	2014
Floaters	12,189	12,849
Jack-up Rigs	4,220	4,326
Tender Rigs	—	—
Total Drilling Units and Newbuildings	16,409	17,175
Assets held for sale	128	1,239
Investments in Associated companies	2,590	2,898
Marketable securities	324	751
Goodwill	—	604
Cash and restricted cash	1,292	1,280
Other assets	2,727	2,350
Total	23,470	26,297

Goodwill

(In US$ millions)	2015	2014
Floaters	—	604
Total	—	604

 Capital expenditures – fixed assets

(In US$ millions)	2015	2014	2013
Floaters	950	2,327	3,178
Jack-up Rigs	95	776	1,371
Tender Rigs	—	—	150
Total	1,045	3,103	4,699

Geographic segment data

Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the Company’s revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	2015	2014	2013
Brazil	877	991	825
Norway	641	1,071	1,198
Angola	527	707	734
Nigeria	499	21	207
Others *	1,791	2,207	2,318
Total Revenue	4,335	4,997	5,282

* Other countries represents countries in which we operate that individually had revenues representing less than 10 percent of total revenues earned for any of the periods presented.

Major customers
In the years ended December 31, 2015, 2014 and 2013, the Company had the following customers with contract revenues greater than 10% in any of the years presented:

(US$ millions)	2015	2014	2013
Petroleo Brasileiro S.A ("Petrobras")	19%	20%	16%
Total S.A Group ("Total")	16%	13%	14%
Exxon Mobil Corp ("Exxon")	14%	10%	12%
Statoil ASA ("Statoil")	12%	13%	14%

Fixed assets – operating drilling units (1)

(In US$ millions)	2015	2014
Brazil	4,074	2,798
Norway	2,094	2,252
Angola	1,452	1,852
Others *	7,310	8,243
Total	14,930	15,145

(1) The fixed assets referred to in the table are the Company’s operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.

* Other countries represents countries in which we operate that individually had fixed assets representing less than 10 percent of total fixed assets for any of the periods presented.